COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Commitments and Contingencies Disclosure [Line Items]
2014	$ 251	1,519
2015	0	0
Total	$ 251	1,519